Income taxes - Income (Loss) Before Taxes (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	CAD 130,249	CAD 72,449
Canadian operations
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	28,481	11,930
U.S. operations
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income/(loss) before taxes	CAD 101,768	CAD 60,519